Summary of significant accounting policies - Leases (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jul. 01, 2019	Jun. 30, 2019
Recently issued accounting pronouncements
Operating lease right-of-use assets	$ 2,833,075	$ 2,725,747		$ 0
Present value of lease liabilities	1,172,927	1,164,887
Adjustment | ASU 2016-02
Recently issued accounting pronouncements
Operating lease right-of-use assets	1,300,000	1,300,000	$ 1,300,000
Present value of lease liabilities	$ 1,300,000	$ 1,300,000	$ 1,300,000
Incremental borrowing rate (as a percent)			6.09%